UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                   FORM 13F

         FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eagle Capital Management, L.L.C.
Address: 499 Park Avenue
         New York, New York 10022

13F File Number:   28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ravenel B. Curry, III
Title:        Managing Director
Phone:        212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   October 27, 1999

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $270,866,000


                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     6168    34845 SH
     SOLE                    34845
American Intl Group            COM              026874107     4977    57245 SH
     SOLE                    57245
Artisan Components             COM              042923102     2549   295500 SH
     SOLE                   295500
Baker Hughes                   COM              057224107    11933   411500 SH
     SOLE                   411500
Berkley W R Corp               COM              084423102     3839   166928 SH
     SOLE                   166928
Chicago Title Corporation      COM              168228104     7212   180571 SH
     SOLE                   180571
Citigroup                      COM              172967101    11996   272646 SH
     SOLE                   272646
Comcast Cl A Special           COM              200300200    15197   381120 SH
     SOLE                   381120
Continental Airlines Class B   COM              210795308      583    17800 SH
     SOLE                    17800
Devon Energy Corp New          COM              25179m103     5582   134700 SH
     SOLE                   134700
Duke Energy                    COM              264399106     5239    95045 SH
     SOLE                    95045
EMC Corp                       COM              268648102     6395    89600 SH
     SOLE                    89600
Emerson Electric               COM              291011104      253     4000 SH
     SOLE                     4000
Equity Office Properties       COM              459241411     9405   404500 SH
     SOLE                   404500
Equity Residential Property    COM              29476L107     9458   223200 SH
     SOLE                   223200
Exxon                          COM              302290101      304     4000 SH
     SOLE                     4000
Family Dollar Stores           COM              307000109     3963   187600 SH
     SOLE                   187600
Federal National Mortgage      COM              313586109      364     5800 SH
     SOLE                     5800
Flanders Corp                  COM              338494990      345   133000 SH
     SOLE                   133000
Gemstar International Group    COM              G3788V106    14609   187000 SH
     SOLE                   187000
GlobalStar                     COM              G3930H104     5800   252184 SH
     SOLE                   252184
Host Marriott                  COM              44107P104      373    39220 SH
     SOLE                    39220
Hyperion Solutions Corp        COM              44914M104     5273   239689 SH
     SOLE                   239689
Liberty Media Class A / AT&T C COM              001957208    22336   598612 SH
     SOLE                   598612
Mapics, Inc.                   COM              564910107     3232   372000 SH
     SOLE                   372000
Monsanto                       COM              611662107     3048    85400 SH
     SOLE                    85400
NTL Incorporated               COM              459216107     8110    84396 SH
     SOLE                    84396
Nabors Industries              COM              629568106    12192   487700 SH
     SOLE                   487700
National Instruments           COM              636518102    12883   364500 SH
     SOLE                   364500
Newfield Exploration           COM              651290108    11910   361600 SH
     SOLE                   361600
Noble Affiliates Inc.          COM              654894104    12786   440900 SH
     SOLE                   440900
Rogers Cantel Inc              COM              775102205     7476   315600 SH
     SOLE                   315600
Scandinavian Broadcasting      COM              l8137f102      676    17436 SH
     SOLE                    17436
Softworks                      COM              83404P102     2032   396500 SH
     SOLE                   396500
Transaction Systems            COM              893416107     6788   252000 SH
     SOLE                   252000
US Oncology                    COM              90338w103     8740   964410 SH
     SOLE                   964410
United Health Care             COM              910581107    11067   227300 SH
     SOLE                   227300
Vastar Resources, Inc.         COM              922380100    10942   174900 SH
     SOLE                   174900
Waste Management Inc.          COM              94106L109     4154   215800 SH
     SOLE                   215800
White Mountains Insurance Grou COM              964126106      678     5000 SH
     SOLE                     5000